Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Loss before income taxes	$ (2,989,046)	$ (2,875,061)	$ (67,238,353)
Statutory rate	27.00%	27.00%	27.00%
Expected income tax	$ 807,042	$ (776,266)	$ (18,154,355)
Effect of different tax rates in foreign jurisdictions	(73,027)	81,680	(2,005,959)
Non-deductible share-based payments	34,560		218,741
Other permanent items	1,473,597	1,192,232	2,627,256
Change in deferred tax assets not recognized	(1,382,516)	14,075,010	15,403,428
True-ups and other	(859,656)	(14,572,656)	(1,179,319)
Deferred income tax (recovery) expense			$ (3,090,208)